NATURE AND CONTINUANCE OF OPERATIONS (Table)	3 Months Ended
Mar. 31, 2023
NATURE AND CONTINUANCE OF OPERATIONS
Schedule of accounts of the Company and its subsidiaries listed
	Country of	Functional
Name of Subsidiary	Incorporation	Currency	Ownership Percentage
			March 31,	December 31,
			2023	2022

Code Red Esports Ltd. ("Code Red")	England and Wales	UK pound sterling	100%	100%
GameSquare Esports (USA) Inc. (dba as Fourth Frame Studios)	USA	U.S. Dollar	100%	100%
Biblos Gaming SA ("Biblos")	Mexico	Mexican Peso	NA	NA
GCN Inc. ("GCN")	USA	U.S. Dollar	100%	100%
NextGen Tech, LLC (dba as Complexity Gaming) ("Complexity")	USA	U.S. Dollar	100%	100%
Swingman LLC. (dba Cut+Sew and Zoned) (“Cut+Sew”)	USA	U.S. Dollar	100%	100%
Mission Supply LLC	USA	U.S. Dollar	100%	100%